UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    November 14 , 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $224,351 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     5900    82179 SH       Sole                                      82179
Abbott Labs                    COM              002824100      341     6667 SH       Sole                                       6667
Apple Computer                 COM              037833100     3161     8290 SH       Sole                                       8290
Automatic Data Processing Inc  COM              053015103     7810   165643 SH       Sole                                     165643
Canon Inc. ADR                 COM              138006309     8045   177755 SH       Sole                                     177755
Chevron Corp                   COM              166764100      546     5892 SH       Sole                                       5892
Cisco Systems                  COM              17275R102     3336   215230 SH       Sole                                     215230
Coca Cola Co Com               COM              191216100     9237   136718 SH       Sole                                     136718
Donaldson Inc                  COM              257651109    12367   225672 SH       Sole                                     225672
Dorchester Minerals LP Com Uni COM              25820R105     1261    53023 SH       Sole                                      53023
Dover Corp                     COM              260003108     7211   154749 SH       Sole                                     154749
Echelon                        COM              27874n105      428    61000 SH       Sole                                      61000
Ecolab Inc                     COM              278865100     7254   148371 SH       Sole                                     148371
Emerson Electric Co            COM              291011104     7009   169663 SH       Sole                                     169663
Exxon Mobil Corp     Com       COM              30231g102     3298    45411 SH       Sole                                      45411
FedEx Corp                     COM              31428x106     5679    83910 SH       Sole                                      83910
Illinois Tool Works            COM              452308109     6961   167333 SH       Sole                                     167333
Intel Corp                     COM              458140100     4409   206643 SH       Sole                                     206643
International Business Machine COM              459200101      283     1620 SH       Sole                                       1620
Johnson & Johnson              COM              478160104     8270   129845 SH       Sole                                     129845
Luminex Corp Com               COM              55027E102     1192    53788 SH       Sole                                      53788
Medtronic Inc.                 COM              585055106      281     8450 SH       Sole                                       8450
Microsoft Corp                 COM              594918104     5109   205279 SH       Sole                                     205279
Molex Inc.                     COM              608554101     6734   330592 SH       Sole                                     330592
National Instr Corp            COM              636518102     4342   189929 SH       Sole                                     189929
Nordson Corp                   COM              655663102    10198   256614 SH       Sole                                     256614
Novartis AG                    COM              66987V109     7447   133525 SH       Sole                                     133525
Paccar                         COM              693718108     5184   153290 SH       Sole                                     153290
PepsiCo Inc                    COM              713448108     6983   112816 SH       Sole                                     112816
Permian Basin Rty Tr Unit Ben  COM              714236106      682    33333 SH       Sole                                      33333
Procter & Gamble               COM              742718109     9857   156018 SH       Sole                                     156018
Sabine Royalty Trust UBI       COM              785688102     2969    47090 SH       Sole                                      47090
San Juan Basin Royalty Trust   COM              798241105    16837   733005 SH       Sole                                     733005
Schlumberger Ltd               COM              806857108     7355   123137 SH       Sole                                     123137
Sigma Aldrich                  COM              826552101     9853   159457 SH       Sole                                     159457
Telefonica de Espana           COM              879382208      780    40779 SH       Sole                                      40779
United Parcel Svc Cl B         COM              911312106     6770   107200 SH       Sole                                     107200
W.W. Grainger                  COM              384802104    12082    80794 SH       Sole                                      80794
Wal-Mart Stores                COM              931142103     6891   132782 SH       Sole                                     132782
REPORT SUMMARY		       39 DATA RECORDS		     224351         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

